Revenue and other operating income - Disaggregation based on geographical location (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenue and other operating income
Revenue	$ 93,573	$ 119,911	$ 192,981	$ 216,934
US
Revenue and other operating income
Revenue	28,606	40,392	58,607	73,801
Europe
Revenue and other operating income
Revenue	29,883	38,502	61,732	68,932
Asia
Revenue and other operating income
Revenue	16,601	23,243	34,313	42,722
Other
Revenue and other operating income
Revenue	$ 18,483	$ 17,774	$ 38,329	$ 31,479